Share based payments - Restricted stock units - Category (Details)	Dec. 31, 2021 EquityInstruments	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EquityInstruments	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EquityInstruments EUR (€)	Dec. 31, 2018 EquityInstruments
Share based payments
Total outstanding	8,579,837		6,929,111		5,541,117	4,626,782
Management board members
Share based payments
Total outstanding	1,965,000		2,101,874		2,171,874
Personnel
Share based payments
Total outstanding	6,457,277		4,669,677		3,146,643
Restricted Stock Units (RSUs)
Share based payments
Total outstanding	657,803	657,803	313,596	313,596	213,147
Restricted Stock Units (RSUs) | Management board members
Share based payments
Total outstanding | €		384,340		229,276	188,571
Restricted Stock Units (RSUs) | Personnel
Share based payments
Total outstanding | €		273,463		84,320	24,576